Selling and Administrative Expenses - Summary of Selling Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [Line Items]
Freight and custody	₩ 1,580,200	₩ 1,428,012	₩ 1,446,628
Sales commissions	65,404	86,851	73,941
Total Selling expenses	393,075	376,940	368,318
Selling expenses [member]
Statement of comprehensive income [Line Items]
Freight and custody	192,973	180,503	180,341
Operating expenses for distribution center	7,382	6,977	9,222
Sales commissions	65,404	86,851	73,941
Sales advertising	3,620	1,284	1,552
Sales promotion	6,264	7,086	9,989
Sample	2,164	1,650	2,287
Sales insurance premium	41,069	30,364	32,632
Contract cost	61,450	46,247	38,081
Others	₩ 12,749	₩ 15,978	₩ 20,273